Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2019		Mar. 31, 2019		Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 1,769		$ 1,909			$ 2,192
Accrued interest expenses	1,403		1,300			1,544
Settlement and clearing accounts	1,801		1,164			1,486
Lease liabilities	3,874	[1]	3,968	[1]	$ 4,057
Other	1,674		2,075			1,663
Total other financial liabilities measured at amortized cost	$ 10,520		$ 10,416			$ 6,885

[1]	Relates to lease liabilities of USD 4,057 million recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.